Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (3.6%)
	Cabot Corp.	48,890	5,001
	Balchem Corp.	28,753	4,417
*	Arcadium Lithium plc	919,286	4,072
	Sensient Technologies Corp.	37,809	2,937
	Innospec Inc.	19,737	2,582
	Mueller Industries Inc.	43,748	2,577
	Sylvamo Corp.	32,154	2,293
	Quaker Chemical Corp.	12,472	2,262
	Materion Corp.	18,442	2,109
*	Ingevity Corp.	32,876	1,606
*	Constellium SE	71,526	1,550
	Hawkins Inc.	17,398	1,519
	Kaiser Aluminum Corp.	13,595	1,330
	Orion SA	49,978	1,243
	UFP Industries Inc.	8,233	984
*,1	Energy Fuels Inc.	124,019	868
*	Century Aluminum Co.	47,255	866
*	Novagold Resources Inc.	217,627	855
	Hecla Mining Co.	115,062	678
*	Ivanhoe Electric Inc.	57,370	652
	Compass Minerals International Inc.	30,763	399
*	Perpetua Resources Corp.	34,019	233
	Stepan Co.	2,228	194
	Omega Flex Inc.	2,943	174
*	Ecovyst Inc.	17,900	167
*	GrafTech International Ltd.	97,028	160
*	Dakota Gold Corp.	38,117	112
*	Contango ORE Inc.	3,327	80
*	Piedmont Lithium Inc.	5,537	72
*	LanzaTech Global Inc.	18,028	48
*,1	5e Advanced Materials Inc.	30,804	44
	Ryerson Holding Corp.	1,668	40
	American Vanguard Corp.	4,177	36
*,1	i-80 Gold Corp.	11,193	12
*	NioCorp Developments Ltd.	2,012	5
			42,177
Consumer Discretionary (12.1%)
*	e.l.f. Beauty Inc.	48,518	9,069
*	Duolingo Inc.	26,607	5,093
*	Carvana Co.	40,806	4,080
*	Abercrombie & Fitch Co. Class A	22,735	3,930
	Academy Sports & Outdoors Inc.	64,965	3,748
	Kontoor Brands Inc.	50,532	3,706
*	Light & Wonder Inc.	38,094	3,637
*	Boot Barn Holdings Inc.	27,145	3,228
*	Shake Shack Inc. Class A	33,918	3,218
	Steven Madden Ltd.	66,458	2,954
*	Hilton Grand Vacations Inc.	70,962	2,933
*	Visteon Corp.	24,782	2,760
*	Cavco Industries Inc.	7,526	2,688
*	Stride Inc.	38,143	2,619
*	frontdoor Inc.	72,972	2,581
*	Brinker International Inc.	36,202	2,557
*	Dorman Products Inc.	23,649	2,175
*	Sweetgreen Inc. Class A	70,707	2,174
*	ACV Auctions Inc. Class A	114,203	2,039
	Inter Parfums Inc.	16,485	1,975
	International Game Technology plc	97,570	1,926
*	Skyline Champion Corp.	27,177	1,892

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
	Acushnet Holdings Corp.	27,220	1,794
*	Fox Factory Holding Corp.	38,380	1,789
*	Sonos Inc.	111,266	1,758
	Bloomin' Brands Inc.	78,744	1,717
	Cheesecake Factory Inc.	42,914	1,651
*	United Parks & Resorts Inc.	31,020	1,622
*	Atlanta Braves Holdings Inc. Class C	40,231	1,608
*	Gentherm Inc.	29,464	1,589
	Laureate Education Inc.	99,363	1,556
*	Dave & Buster's Entertainment Inc.	30,417	1,554
	Upbound Group Inc.	45,158	1,482
*	Cinemark Holdings Inc.	82,352	1,422
	Dillard's Inc. Class A	3,061	1,369
	PriceSmart Inc.	16,114	1,356
*	Six Flags Entertainment Corp.	52,031	1,324
*	Cars.com Inc.	59,865	1,211
	Red Rock Resorts Inc. Class A	23,077	1,183
*	OneSpaWorld Holdings Ltd.	75,079	1,167
	Oxford Industries Inc.	10,211	1,130
*	Sally Beauty Holdings Inc.	90,622	1,104
*	PowerSchool Holdings Inc. Class A	50,976	1,093
*	Madison Square Garden Entertainment Corp.	30,537	1,085
*	Hanesbrands Inc.	211,638	1,084
	Papa John's International Inc.	23,091	1,073
	Buckle Inc.	27,536	1,061
*	Arlo Technologies Inc.	70,980	1,009
	Jack in the Box Inc.	17,828	987
[1]	Cracker Barrel Old Country Store Inc.	19,948	973
	LCI Industries	8,353	918
*	Coursera Inc.	119,203	906
	Wolverine World Wide Inc.	62,978	858
*	QuinStreet Inc.	47,345	834
	Monarch Casino & Resort Inc.	12,146	813
	American Eagle Outfitters Inc.	36,835	809
*	Urban Outfitters Inc.	19,235	802
*	XPEL Inc.	20,278	771
	Camping World Holdings Inc. Class A	37,482	753
	Hibbett Inc.	8,666	750
*	Udemy Inc.	80,334	710
*	Revolve Group Inc.	35,652	680
*	IMAX Corp.	40,290	662
*	Vizio Holding Corp. Class A	61,520	661
	Sturm Ruger & Co. Inc.	14,509	645
*	Viad Corp.	18,271	639
*	Lions Gate Entertainment Corp. Class B	78,561	607
*	Integral Ad Science Holding Corp.	60,428	560
	Golden Entertainment Inc.	18,201	551
*	Figs Inc. Class A	101,393	537
*	Kura Sushi USA Inc. Class A	5,243	524
*	Rush Street Interactive Inc.	58,156	521
	Dine Brands Global Inc.	12,484	493
*	Accel Entertainment Inc.	47,827	474
*	Super Group SGHC Ltd.	122,871	446
*	BJ's Restaurants Inc.	12,689	445
*	Malibu Boats Inc. Class A	11,215	431
	Arko Corp.	71,764	431
*,1	Luminar Technologies Inc.	261,064	428
*	Green Brick Partners Inc.	7,678	419
*	Portillo's Inc. Class A	40,838	409
*	Atlanta Braves Holdings Inc. Class A	9,689	407
*	PlayAGS Inc.	33,758	390
*	Instructure Holdings Inc.	17,419	386
*	Corsair Gaming Inc.	33,037	383
*	Lovesac Co.	12,865	362
	RCI Hospitality Holdings Inc.	7,887	353
*	Chuy's Holdings Inc.	12,761	341
*	Chegg Inc.	88,356	338
*	Everi Holdings Inc.	45,978	332
*	MasterCraft Boat Holdings Inc.	15,372	324
*	European Wax Center Inc. Class A	28,557	323

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
	Carriage Services Inc.	11,970	322
	Global Industrial Co.	9,255	320
	PROG Holdings Inc.	7,638	289
	Cricut Inc. Class A	42,988	268
	Krispy Kreme Inc.	25,094	262
*	Lions Gate Entertainment Corp. Class A	31,389	261
*	Denny's Corp.	35,528	259
*	Dream Finders Homes Inc. Class A	8,781	249
	Build-A-Bear Workshop Inc.	9,120	247
*	Liquidity Services Inc.	12,281	241
*	Sabre Corp.	74,324	233
*	Sun Country Airlines Holdings Inc.	21,262	225
*	iRobot Corp.	22,173	213
*	Potbelly Corp.	23,385	209
*	Life Time Group Holdings Inc.	12,391	208
*	Funko Inc. Class A	22,694	205
	Matthews International Corp. Class A	7,038	199
*	Frontier Group Holdings Inc.	34,937	191
	HNI Corp.	3,919	184
	Climb Global Solutions Inc.	3,098	178
*	Inspired Entertainment Inc.	19,205	175
*	Bally's Corp.	14,411	175
	Alta Equipment Group Inc.	20,631	174
	Nathan's Famous Inc.	2,324	165
*	First Watch Restaurant Group Inc.	8,177	161
	Bowlero Corp. Class A	12,883	160
*	Xponential Fitness Inc. Class A	17,552	159
*	Savers Value Village Inc.	11,591	157
*	Sleep Number Corp.	10,060	152
*	LGI Homes Inc.	1,421	136
*	Full House Resorts Inc.	25,535	127
	Townsquare Media Inc. Class A	10,689	118
	Entravision Communications Corp. Class A	54,046	117
*,1	Livewire Group Inc.	17,242	112
*	Red Robin Gourmet Burgers Inc.	13,457	109
*	Gambling.com Group Ltd.	13,713	106
*	ONE Group Hospitality Inc.	19,370	101
*	Nerdy Inc.	58,021	99
*	Universal Technical Institute Inc.	6,179	98
*	Stitch Fix Inc. Class A	39,221	97
*	Daily Journal Corp.	227	86
*	Blink Charging Co.	26,610	83
	Marine Products Corp.	7,713	79
*	Leslie's Inc.	13,685	78
*,1	Mondee Holdings Inc.	35,710	77
	Allegiant Travel Co.	1,415	75
*,1	Torrid Holdings Inc.	11,116	75
*	National Vision Holdings Inc.	4,898	74
*	Stoneridge Inc.	4,485	71
	Guess? Inc.	2,945	69
*	EW Scripps Co. Class A	25,074	68
	Sinclair Inc.	4,667	66
*	Noodles & Co.	33,746	63
*	Cooper-Standard Holdings Inc.	4,720	62
*	Century Casinos Inc.	21,596	58
*	CarParts.com Inc.	48,533	57
*	Envela Corp.	6,806	32
	Gray Television Inc.	4,908	31
*	Solo Brands Inc. Class A	12,726	25
*	ThredUP Inc. Class A	11,859	24
*	Lindblad Expeditions Holdings Inc.	2,880	22
*	Boston Omaha Corp. Class A	1,390	20
	Rocky Brands Inc.	519	20
	Clarus Corp.	2,021	14
*	SES AI Corp.	10,163	13
	Escalade Inc.	564	8
*	Loop Media Inc.	32,732	7
*	Qurate Retail Inc. Class B	888	4
*	Rent the Runway Inc. Class A	151	4
*	Duluth Holdings Inc. Class B	738	3

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	2U Inc.	3,800	1
			140,989
Consumer Staples (3.6%)
*	Sprouts Farmers Market Inc.	91,523	7,228
	Coca-Cola Consolidated Inc.	4,291	4,210
	Lancaster Colony Corp.	17,562	3,258
*	Simply Good Foods Co.	81,665	3,143
	WD-40 Co.	12,214	2,744
	J & J Snack Foods Corp.	13,524	2,200
	Cal-Maine Foods Inc.	34,544	2,130
	Energizer Holdings Inc.	64,371	1,842
*	BellRing Brands Inc.	31,616	1,839
*	Chefs' Warehouse Inc.	31,731	1,251
	Utz Brands Inc.	64,847	1,202
*	Vital Farms Inc.	27,880	1,154
	MGP Ingredients Inc.	14,311	1,111
*	National Beverage Corp.	21,351	986
*	Vita Coco Co. Inc.	33,766	983
	John B Sanfilippo & Son Inc.	8,036	810
*	Herbalife Ltd.	64,933	669
	Turning Point Brands Inc.	15,346	503
*	USANA Health Sciences Inc.	10,184	485
*	SunOpta Inc.	79,816	480
	Dole plc	36,581	453
	Primo Water Corp.	19,499	440
	Calavo Growers Inc.	15,594	421
*,1	Beyond Meat Inc.	53,143	403
*,1	Westrock Coffee Co.	25,386	264
	Medifast Inc.	9,713	250
	Vector Group Ltd.	22,572	248
*	TreeHouse Foods Inc.	5,576	202
*	Brookfield Realty Capital Corp. Class A	33,958	197
*	Beauty Health Co.	71,782	159
	Oil-Dri Corp. of America	1,147	96
*	Duckhorn Portfolio Inc.	9,657	78
*	Mission Produce Inc.	6,133	73
*	Zevia PBC Class A	12,809	11
			41,523
Energy (5.7%)
*	Weatherford International plc	63,992	7,701
*	NEXTracker Inc. Class A	113,168	6,243
	ChampionX Corp.	175,966	5,740
*	Tidewater Inc.	41,740	4,313
*	Valaris Ltd.	53,541	4,144
	Noble Corp. plc	83,956	3,901
	Magnolia Oil & Gas Corp. Class A	148,758	3,860
	Cactus Inc. Class A	58,907	3,025
	Northern Oil & Gas Inc.	69,707	2,853
*	Kosmos Energy Ltd.	410,234	2,502
*	Oceaneering International Inc.	90,248	2,137
*	Array Technologies Inc.	136,186	1,931
	Equitrans Midstream Corp.	113,799	1,625
	Borr Drilling Ltd.	198,522	1,368
*	Fluence Energy Inc.	52,536	1,320
*	Shoals Technologies Group Inc. Class A	153,699	1,210
	Matador Resources Co.	18,029	1,144
*	Ameresco Inc. Class A	28,792	1,051
	Permian resources Corp.	55,369	907
	Sitio Royalties Corp. Class A	32,463	761
	CVR Energy Inc.	24,311	677
*	Expro Group Holdings NV	30,116	661
*	Nabors Industries Ltd. (XNYS)	7,420	555
*	Par Pacific Holdings Inc.	19,064	517
*	NextDecade Corp.	70,033	501
	Archrock Inc.	22,374	453
*	TETRA Technologies Inc.	112,252	416
	Crescent Energy Co. Class A	27,119	342
*	MRC Global Inc.	25,616	340
*	Montauk Renewables Inc.	59,648	320

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*,1	SunPower Corp.	77,985	260
	Core Laboratories Inc.	13,407	251
	Riley Exploration Permian Inc.	8,101	237
	Alpha Metallurgical Resources Inc.	715	226
	Liberty Energy Inc.	8,955	221
*	TPI Composites Inc.	37,191	204
	Patterson-UTI Energy Inc.	18,379	203
	W&T Offshore Inc.	87,762	196
*	REX American Resources Corp.	3,543	177
	Evolution Petroleum Corp.	28,095	162
*	Green Plains Inc.	9,381	161
	Golar LNG Ltd.	5,772	152
	Kinetik Holdings Inc.	3,428	140
[1]	HighPeak Energy Inc.	8,879	140
	Kodiak Gas Services Inc.	4,530	125
*	SilverBow Resources Inc.	2,206	86
*	Empire Petroleum Corp.	11,684	85
*	DMC Global Inc.	5,281	69
	Atlas Energy Solutions Inc.	2,838	69
	VAALCO Energy Inc.	10,612	68
*	ProFrac Holding Corp. Class A	5,485	53
*	FTC Solar Inc.	67,058	35
*,1	Maxeon Solar Technologies Ltd.	17,792	33
*	EVgo Inc.	13,328	27
	Solaris Oilfield Infrastructure Inc. Class A	2,151	20
*,1	Tellurian Inc.	27,704	14
*	KLX Energy Services Holdings Inc.	1,204	6
			65,938
Financials (5.1%)
	Selective Insurance Group Inc.	54,089	5,280
	FirstCash Holdings Inc.	33,860	3,993
*	Marathon Digital Holdings Inc.	201,463	3,933
	First Financial Bankshares Inc.	117,156	3,512
	Piper Sandler Cos.	12,887	2,729
	Hamilton Lane Inc. Class A	19,381	2,432
	PJT Partners Inc. Class A	21,307	2,273
	StepStone Group Inc. Class A	49,470	2,124
	Moelis & Co. Class A	35,297	1,998
*	Palomar Holdings Inc.	21,913	1,859
*	Baldwin Insurance Group Inc.	54,118	1,823
	Artisan Partners Asset Management Inc. Class A	39,910	1,757
*,1	Upstart Holdings Inc.	66,720	1,649
	Cohen & Steers Inc.	23,373	1,643
*	Bancorp Inc.	46,231	1,553
	BGC Group Inc. Class A	153,598	1,332
*	Goosehead Insurance Inc. Class A	19,413	1,252
	WisdomTree Inc.	124,207	1,238
*	Riot Platforms Inc.	124,267	1,210
	Victory Capital Holdings Inc. Class A	21,678	1,128
*,1	Trupanion Inc.	35,649	1,065
	Stock Yards Bancorp Inc.	21,329	999
	ServisFirst Bancshares Inc.	15,436	954
*	Assetmark Financial Holdings Inc.	19,714	678
	Patria Investments Ltd. Class A	49,704	646
	HCI Group Inc.	6,530	626
	Perella Weinberg Partners	37,652	581
*	Open Lending Corp. Class A	82,396	533
[1]	Brookfield Business Corp. Class A	23,353	480
[1]	B Riley Financial Inc.	18,305	439
*	Coastal Financial Corp.	9,700	430
	Pathward Financial Inc.	7,862	419
	AMERISAFE Inc.	8,804	386
	Diamond Hill Investment Group Inc.	2,453	368
	GCM Grosvenor Inc. Class A	34,219	344
	Westamerica BanCorp	7,033	343
	P10 Inc. Class A	39,359	318
*	Axos Financial Inc.	5,884	317
*	Skyward Specialty Insurance Group Inc.	7,562	282
	Esquire Financial Holdings Inc.	5,561	255

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
	Brightsphere Investment Group Inc.	11,325	251
	Federal Agricultural Mortgage Corp. Class C	1,352	236
	BancFirst Corp.	2,721	235
	First BanCorp (XNYS)	13,128	233
	Fidelis Insurance Holdings Ltd.	13,589	225
*	Oscar Health Inc. Class A	11,185	223
*	StoneX Group Inc.	2,683	202
*	NMI Holdings Inc. Class A	5,674	188
	Virtus Investment Partners Inc.	796	182
*	Columbia Financial Inc.	10,839	157
	NBT Bancorp Inc.	3,598	134
	PennyMac Financial Services Inc.	1,467	133
	Silvercrest Asset Management Group Inc. Class A	8,464	129
*	Lemonade Inc.	7,656	127
	Crawford & Co. Class A	12,994	118
	City Holding Co.	1,105	113
	Five Star Bancorp	4,869	112
	Capital City Bank Group Inc.	4,096	111
	Bank of NT Butterfield & Son Ltd.	3,122	106
	Tiptree Inc.	5,888	103
	Greene County Bancorp Inc.	3,278	103
*	AlTi Global Inc.	21,587	103
*	LendingTree Inc.	2,261	97
	Universal Insurance Holdings Inc.	4,758	94
	Lakeland Financial Corp.	1,449	90
*	Kingsway Financial Services Inc.	10,125	81
*	SiriusPoint Ltd.	6,067	80
	HomeTrust Bancshares Inc.	2,874	79
*	Hamilton Insurance Group Ltd. Class B	3,655	63
*	eHealth Inc.	8,551	51
	Stellar Bancorp Inc.	2,231	51
	Community West Bancshares	2,815	49
	FS Bancorp Inc.	1,163	38
	F&G Annuities & Life Inc.	949	38
*	World Acceptance Corp.	274	35
	Investors Title Co.	183	34
*	Metropolitan Bank Holding Corp.	749	32
	Value Line Inc.	732	28
	Citizens Financial Services Inc.	645	27
	Regional Management Corp.	947	26
	Plumas Bancorp	641	22
	BayCom Corp.	910	18
*	Third Coast Bancshares Inc.	775	16
	MVB Financial Corp.	715	14
*	Bowhead Specialty Holdings Inc.	291	8
	Bank7 Corp.	178	5
	OppFi Inc.	714	2
			59,783
Health Care (20.8%)
*	Insmed Inc.	127,837	7,037
*	Vaxcyte Inc.	95,374	6,702
*	HealthEquity Inc.	76,401	6,240
*	Intra-Cellular Therapies Inc.	90,216	6,066
	Ensign Group Inc.	48,953	5,935
*	Blueprint Medicines Corp.	54,643	5,768
*	Viking Therapeutics Inc.	91,991	5,727
*	Halozyme Therapeutics Inc.	116,629	5,165
*	Lantheus Holdings Inc.	61,165	5,005
*	Glaukos Corp.	42,632	4,805
*	Option Care Health Inc.	150,634	4,492
*	Cytokinetics Inc.	87,225	4,231
*	Merit Medical Systems Inc.	51,105	4,147
*	TransMedics Group Inc.	28,518	3,890
*	Haemonetics Corp.	45,069	3,789
*	REVOLUTION Medicines Inc.	92,907	3,561
*	Alkermes plc	149,122	3,489
	Select Medical Holdings Corp.	93,497	3,230
*	RadNet Inc.	54,141	3,175
*	Madrigal Pharmaceuticals Inc.	13,286	3,138

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Krystal Biotech Inc.	19,400	3,105
*	Axonics Inc.	44,684	2,998
*	Guardant Health Inc.	101,446	2,749
*	Cerevel Therapeutics Holdings Inc.	64,368	2,622
*	Amicus Therapeutics Inc.	260,667	2,555
*	SpringWorks Therapeutics Inc.	61,481	2,549
*	iRhythm Technologies Inc.	27,552	2,430
*	PROCEPT BioRobotics Corp.	36,221	2,405
*	Arrowhead Pharmaceuticals Inc.	104,314	2,394
*	Axsome Therapeutics Inc.	32,021	2,351
*	Inari Medical Inc.	44,682	2,234
*	Corcept Therapeutics Inc.	73,142	2,207
*	Hims & Hers Health Inc.	111,293	2,161
*	Evolent Health Inc. Class A	100,973	2,140
	CONMED Corp.	27,544	2,105
*	Bridgebio Pharma Inc.	72,895	2,042
*	Vericel Corp.	42,758	2,040
*	TG Therapeutics Inc.	124,484	2,029
*	Denali Therapeutics Inc.	107,295	1,991
*	Progyny Inc.	71,367	1,923
*	PTC Therapeutics Inc.	52,228	1,899
*	CorVel Corp.	7,831	1,878
*	STAAR Surgical Co.	44,102	1,832
*	Arcellx Inc.	34,447	1,791
*	Privia Health Group Inc.	101,182	1,758
*	Rhythm Pharmaceuticals Inc.	47,943	1,711
*	Surgery Partners Inc.	61,694	1,703
*	ACADIA Pharmaceuticals Inc.	110,152	1,663
*	UFP Technologies Inc.	6,371	1,659
*	Catalyst Pharmaceuticals Inc.	100,060	1,618
*	Astrana Health Inc.	38,986	1,615
*	Nuvalent Inc. Class A	23,862	1,566
*	RxSight Inc.	25,538	1,493
*	Beam Therapeutics Inc.	60,794	1,448
*	Amphastar Pharmaceuticals Inc.	33,940	1,437
*	Arvinas Inc.	43,050	1,427
	LeMaitre Vascular Inc.	17,751	1,400
*	Ideaya Biosciences Inc.	38,061	1,391
	US Physical Therapy Inc.	13,399	1,374
*	Warby Parker Inc. Class A	77,573	1,374
*	Inmode Ltd.	69,661	1,333
*	Novavax Inc.	83,377	1,253
*	Pacira BioSciences Inc.	41,033	1,245
*	Geron Corp. (XNGS)	348,600	1,238
*	Immunovant Inc.	48,475	1,231
*	Supernus Pharmaceuticals Inc.	44,299	1,201
*	Kymera Therapeutics Inc.	36,718	1,179
*	Dynavax Technologies Corp.	97,882	1,174
*	Syndax Pharmaceuticals Inc.	59,282	1,142
*	Keros Therapeutics Inc.	23,134	1,084
*	Rocket Pharmaceuticals Inc.	50,102	1,068
*	Akero Therapeutics Inc.	55,489	1,044
*	Collegium Pharmaceutical Inc.	29,422	975
*	ADMA Biologics Inc.	101,277	967
*	Ardelyx Inc.	135,858	932
*	Morphic Holding Inc.	30,259	919
*	Protagonist Therapeutics Inc.	32,324	910
*,2	Summit Therapeutics Inc. (XNMS)	103,804	902
*	Phreesia Inc.	47,501	899
*	MannKind Corp.	190,345	889
*	Harmony Biosciences Holdings Inc.	28,867	849
*	BioCryst Pharmaceuticals Inc.	128,379	829
*,1	Cassava Sciences Inc.	36,091	795
*	Prothena Corp. plc	37,817	787
*	Apogee Therapeutics Inc.	16,867	770
*	Addus HomeCare Corp.	6,620	760
*	Silk Road Medical Inc.	34,444	749
*	Healthcare Services Group Inc.	63,350	683
*	Day One Biopharmaceuticals Inc.	51,255	680
*	AtriCure Inc.	30,065	678

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Xencor Inc.	28,349	674
*	Aurinia Pharmaceuticals Inc.	121,549	659
*	Vera Therapeutics Inc.	17,308	658
*	ANI Pharmaceuticals Inc.	10,111	656
*	Omnicell Inc.	19,975	651
*	BioLife Solutions Inc.	29,086	625
*,1	ImmunityBio Inc.	97,379	625
*	Pliant Therapeutics Inc.	51,253	622
*	Zentalis Pharmaceuticals Inc.	52,195	620
*	Cytek Biosciences Inc.	108,630	612
*	Pennant Group Inc.	25,582	602
*	Alignment Healthcare Inc.	76,297	601
*	Arcutis Biotherapeutics Inc.	70,998	594
*	Ocular Therapeutix Inc.	103,572	590
	Atrion Corp.	1,238	570
*	Dyne Therapeutics Inc.	17,645	563
*	89bio Inc.	70,855	560
*	Mirum Pharmaceuticals Inc.	22,253	535
*	Surmodics Inc.	12,314	518
*	SI-BONE Inc.	35,762	502
*	Sage Therapeutics Inc.	44,413	493
*	Harrow Inc.	27,170	488
*	Evolus Inc.	37,569	486
*	Celldex Therapeutics Inc.	14,363	478
*	Avid Bioservices Inc.	56,531	457
*	Travere Therapeutics Inc.	60,287	447
*	Crinetics Pharmaceuticals Inc.	9,923	441
*	PetIQ Inc.	20,581	427
*	Deciphera Pharmaceuticals Inc.	16,674	426
*	AdaptHealth Corp.	44,593	423
*	Viridian Therapeutics Inc.	35,111	420
*	Accolade Inc.	58,768	416
*	Liquidia Corp.	31,937	411
	Patterson Cos. Inc.	16,178	398
*	OrthoPediatrics Corp.	12,498	395
*	Astria Therapeutics Inc.	39,388	373
	National Research Corp.	12,917	363
*	Humacyte Inc.	48,291	361
*	BrightSpring Health Services Inc.	31,428	354
*	Alphatec Holdings Inc.	34,039	331
*	AnaptysBio Inc.	13,678	327
*	Heron Therapeutics Inc.	88,149	326
*	Cogent Biosciences Inc.	40,346	323
*	Alector Inc.	65,085	320
*	Ironwood Pharmaceuticals Inc.	50,316	317
	SIGA Technologies Inc.	41,530	311
*	CG oncology Inc.	9,542	311
*	ModivCare Inc.	11,361	310
*	Paragon 28 Inc.	39,270	302
*	Voyager Therapeutics Inc.	35,483	298
*	LifeStance Health Group Inc.	52,092	290
*	Cerus Corp.	159,173	285
*	Cabaletta Bio Inc.	27,647	282
	iRadimed Corp.	6,544	278
*	Disc Medicine Inc.	7,986	271
*	Tactile Systems Technology Inc.	21,249	270
*,1	UroGen Pharma Ltd.	20,282	270
*	Xeris Biopharma Holdings Inc.	119,126	269
*,1	Anavex Life Sciences Corp.	64,334	261
*	Adaptive Biotechnologies Corp.	74,995	259
*	Axogen Inc.	36,546	250
*	Intellia Therapeutics Inc.	11,676	250
	HealthStream Inc.	8,946	244
*	Pulmonx Corp.	33,631	244
*	CorMedix Inc.	45,934	242
*	Arbutus Biopharma Corp.	71,483	240
*	Treace Medical Concepts Inc.	40,238	237
*	Prime Medicine Inc.	35,320	229
*	Viemed Healthcare Inc.	30,610	227
*	Revance Therapeutics Inc.	77,912	221

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Pacific Biosciences of California Inc.	122,975	220
*	Avita Medical Inc.	22,831	219
*	Arcus Biosciences Inc.	14,495	218
*	DocGo Inc.	70,368	206
*	Ventyx Biosciences Inc.	42,364	203
*	Castle Biosciences Inc.	8,595	200
	Utah Medical Products Inc.	2,879	197
*	EyePoint Pharmaceuticals Inc.	18,309	196
*	Joint Corp.	12,865	193
*	Actinium Pharmaceuticals Inc.	23,680	193
*	Ligand Pharmaceuticals Inc.	2,250	191
*	LivaNova plc	3,094	189
*	Y-mAbs Therapeutics Inc.	15,423	187
*,1	Biomea Fusion Inc.	17,754	187
*	Health Catalyst Inc.	27,562	183
*	Aerovate Therapeutics Inc.	10,121	177
*	OptimizeRx Corp.	14,332	173
*	Cargo Therapeutics Inc.	8,890	169
*,1	Zynex Inc.	16,339	166
*	Outset Medical Inc.	44,273	165
*	Aldeyra Therapeutics Inc.	42,259	163
*,1	Verrica Pharmaceuticals Inc.	18,700	159
*	Terns Pharmaceuticals Inc.	26,144	157
*	Longboard Pharmaceuticals Inc.	7,599	143
*	Accuray Inc.	79,173	140
*	Coherus Biosciences Inc.	76,891	140
*	Mersana Therapeutics Inc.	60,154	140
*	NeoGenomics Inc.	10,062	138
*	Artivion Inc.	5,350	126
*	Sight Sciences Inc.	19,001	125
*	Lineage Cell Therapeutics Inc.	120,974	121
*	Rigel Pharmaceuticals Inc.	123,879	121
*	Semler Scientific Inc.	4,128	121
*	Quipt Home Medical Corp.	36,077	121
*	Acelyrin Inc.	29,223	120
*	InfuSystem Holdings Inc.	16,261	116
*	Harvard Bioscience Inc.	36,235	115
*	ClearPoint Neuro Inc.	19,655	107
*	MeiraGTx Holdings plc	21,182	104
*	Foghorn Therapeutics Inc.	17,911	104
*	Sanara Medtech Inc.	3,466	103
*	Nevro Corp.	10,827	101
*	scPharmaceuticals Inc.	25,610	100
*	Karyopharm Therapeutics Inc.	102,156	99
	Phibro Animal Health Corp. Class A	5,245	92
*	Orchestra BioMed Holdings Inc.	12,808	89
*	Quanterix Corp.	5,227	83
*	Inhibrx Biosciences Inc.	5,116	83
*	Rapt Therapeutics Inc.	19,949	80
*	Innoviva Inc.	4,978	79
*	Tela Bio Inc.	14,205	79
*	Amylyx Pharmaceuticals Inc.	45,583	78
*	Innovage Holding Corp.	17,369	77
*	ArriVent Biopharma Inc.	3,949	77
*	PDS Biotechnology Corp.	25,620	76
*,1	Omeros Corp.	22,244	75
*	Tyra Biosciences Inc.	4,499	73
*	Phathom Pharmaceuticals Inc.	7,618	72
*	4D Molecular Therapeutics Inc.	2,995	72
*	Arcturus Therapeutics Holdings Inc.	1,819	71
*	Optinose Inc.	65,229	70
*	Marinus Pharmaceuticals Inc.	48,477	69
	Embecta Corp.	5,536	68
*	Lexeo Therapeutics Inc.	4,092	68
*	KORU Medical Systems Inc.	31,304	67
*	HilleVax Inc.	5,503	67
*	MacroGenics Inc.	16,154	66
*	Aclaris Therapeutics Inc.	62,284	64
*	Lexicon Pharmaceuticals Inc.	37,255	63
*	CVRx Inc.	8,726	61

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Seres Therapeutics Inc.	59,640	60
*	Mineralys Therapeutics Inc.	4,661	60
*	Neumora Therapeutics Inc.	6,051	60
*	X4 Pharmaceuticals Inc.	55,431	56
*	Janux Therapeutics Inc.	971	52
*	Cue Biopharma Inc.	31,177	51
*	Mural Oncology plc	15,139	51
*	Outlook Therapeutics Inc.	7,137	50
*	Sagimet Biosciences Inc. Class A	9,270	49
*	Sana Biotechnology Inc.	6,293	47
*	Nuvectis Pharma Inc.	6,798	46
*	Akoya Biosciences Inc.	20,242	44
*,1	Pulse Biosciences Inc.	3,701	43
*	ARS Pharmaceuticals Inc.	4,802	43
*	Omega Therapeutics Inc.	21,949	43
*	AirSculpt Technologies Inc.	10,161	42
*	Vir Biotechnology Inc.	3,824	39
*	Biote Corp. Class A	5,774	38
*,1	Nano-X Imaging Ltd.	4,449	37
*	Agenus Inc.	2,385	37
*,1	ProKidney Corp.	10,300	36
*	PepGen Inc.	2,098	34
*	Beyond Air Inc.	25,513	33
*	Bioxcel Therapeutics Inc.	18,480	33
*	Cartesian Therapeutics Inc.	895	31
*	Enanta Pharmaceuticals Inc.	2,221	28
*	Fennec Pharmaceuticals Inc.	4,150	28
*	Codexis Inc.	7,928	27
*	Aveanna Healthcare Holdings Inc.	10,324	27
*	MaxCyte Inc.	5,430	24
*	Savara Inc.	5,515	23
*	PACS Group Inc.	736	22
*,1	Eyenovia Inc.	25,691	21
*	Immuneering Corp. Class A	15,101	21
*	Bright Green Corp.	74,726	21
*	Organogenesis Holdings Inc.	7,359	20
*	P3 Health Partners Inc.	37,879	19
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Turnstone Biologics Corp.	6,283	16
*	Vicarious Surgical Inc.	44,967	14
*	Reneo Pharmaceuticals Inc.	7,896	13
*,2	Inhibrx Inc.	20,465	13
*	Compass Therapeutics Inc.	8,248	12
*	Genelux Corp.	4,290	12
*	Sharecare Inc.	14,076	11
*,1	Citius Pharmaceuticals Inc.	11,951	8
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $90)	8,622	8
*	Atara Biotherapeutics Inc.	9,518	5
*	BioVie Inc.	10,693	5
*	Boundless Bio Inc.	494	5
*	Cutera Inc.	1,853	4
*	Contineum Therapeutics Inc. Class A	207	3
*,2	Synergy Pharmaceuticals LLC	124,654	—
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			242,791
Industrials (22.6%)
	Comfort Systems USA Inc.	31,798	10,409
	FTAI Aviation Ltd.	89,414	7,539
*	ATI Inc.	115,952	7,112
	Applied Industrial Technologies Inc.	34,651	6,688
	Simpson Manufacturing Co. Inc.	38,586	6,402
*	Fluor Corp.	119,249	5,175
	Badger Meter Inc.	26,433	5,100
	Atkore Inc.	33,493	5,096
	Federal Signal Corp.	53,839	4,954
*	AeroVironment Inc.	24,275	4,907
	Watts Water Technologies Inc. Class A	24,574	4,893

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
	Maximus Inc.	54,656	4,706
*	Dycom Industries Inc.	25,723	4,629
*	API Group Corp.	129,150	4,603
	AAON Inc.	60,898	4,570
*	SPX Technologies Inc.	32,725	4,563
	Installed Building Products Inc.	21,312	4,515
*	ExlService Holdings Inc.	145,352	4,340
	Exponent Inc.	45,498	4,328
	Brink's Co.	40,157	4,146
	Franklin Electric Co. Inc.	41,482	4,127
*	Chart Industries Inc.	23,710	3,723
	Herc Holdings Inc.	25,448	3,692
	EnerSys	34,165	3,684
	CSW Industrials Inc.	13,848	3,521
	HB Fuller Co.	43,371	3,454
*	Verra Mobility Corp.	123,007	3,277
*	CBIZ Inc.	43,060	3,265
*	ACI Worldwide Inc.	84,146	3,030
	Insperity Inc.	31,981	3,029
	Kadant Inc.	10,499	3,003
	TriNet Group Inc.	28,781	2,992
*	Modine Manufacturing Co.	29,610	2,988
	Hillenbrand Inc.	62,975	2,928
*	Sterling Infrastructure Inc.	23,546	2,893
*	Bloom Energy Corp. Class A	173,135	2,826
	John Bean Technologies Corp.	28,630	2,735
	Mueller Water Products Inc. Class A	139,391	2,587
	McGrath RentCorp.	22,209	2,420
	ICF International Inc.	16,842	2,404
*	MYR Group Inc.	14,742	2,286
*	Construction Partners Inc. Class A	38,416	2,236
	Belden Inc.	23,166	2,217
*	StoneCo. Ltd. Class A	158,688	2,196
	Albany International Corp. Class A	24,542	2,153
*	OSI Systems Inc.	14,461	2,079
	Terex Corp.	34,648	2,067
	EVERTEC Inc.	58,706	2,053
	Enerpac Tool Group Corp.	49,034	1,928
*	AMN Healthcare Services Inc.	34,238	1,915
*	RXO Inc.	90,526	1,848
	Otter Tail Corp.	19,656	1,778
	Alamo Group Inc.	9,068	1,723
*	Flywire Corp.	95,546	1,639
*	Remitly Global Inc.	122,254	1,589
*	O-I Glass Inc.	119,069	1,511
	Helios Technologies Inc.	29,920	1,498
	Napco Security Technologies Inc.	29,861	1,483
*	Huron Consulting Group Inc.	16,711	1,476
	ESCO Technologies Inc.	13,338	1,456
*	Leonardo DRS Inc.	61,714	1,453
	Standex International Corp.	8,603	1,447
*	Atmus Filtration Technologies Inc.	46,704	1,440
*	Payoneer Global Inc.	238,321	1,428
	Griffon Corp.	21,112	1,426
	H&E Equipment Services Inc.	28,906	1,369
*	PagSeguro Digital Ltd. Class A	108,758	1,332
*,1	Enovix Corp.	125,024	1,328
*	AvidXchange Holdings Inc.	124,217	1,315
*	Montrose Environmental Group Inc.	25,418	1,195
*	Gibraltar Industries Inc.	15,450	1,166
	Lindsay Corp.	9,962	1,144
*	IES Holdings Inc.	7,350	1,120
*	Rocket Lab USA Inc.	253,673	1,109
	CRA International Inc.	6,118	1,077
*	GMS Inc.	11,379	1,069
*	Janus International Group Inc.	76,389	1,060
*	NV5 Global Inc.	11,253	1,058
*	Legalzoom.com Inc.	120,423	1,057
	Kforce Inc.	16,936	1,047
*	ASGN Inc.	10,944	1,028

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Donnelley Financial Solutions Inc.	15,880	968
*	Transcat Inc.	7,348	936
	Wabash National Corp.	41,279	933
	Dorian LPG Ltd.	18,237	923
	Tennant Co.	8,789	902
	ArcBest Corp.	8,449	892
	Moog Inc. Class A	5,216	884
	Pitney Bowes Inc.	157,316	853
	Zurn Elkay Water Solutions Corp.	26,484	829
*	Cimpress plc	9,139	754
	Marten Transport Ltd.	41,523	735
	Hyster-Yale Materials Handling Inc.	9,975	724
	Barrett Business Services Inc.	5,386	713
*	Vicor Corp.	19,929	697
*	Energy Recovery Inc.	49,946	674
	United States Lime & Minerals Inc.	1,840	631
*	ZipRecruiter Inc. Class A	60,692	614
*	International Money Express Inc.	28,253	589
*	Beacon Roofing Supply Inc.	5,920	575
	Cadre Holdings Inc.	17,432	572
	Myers Industries Inc.	32,862	519
[1]	Flex LNG Ltd.	17,982	517
	Douglas Dynamics Inc.	20,259	504
	Apogee Enterprises Inc.	7,573	492
	Cass Information Systems Inc.	10,753	455
	Mesa Laboratories Inc.	4,645	445
	Trinity Industries Inc.	13,303	418
*	Itron Inc.	3,882	417
*	Joby Aviation Inc.	83,623	407
*	I3 Verticals Inc. Class A	20,315	396
	Forward Air Corp.	23,269	391
*	Franklin Covey Co.	10,463	387
	Shyft Group Inc.	30,585	387
*	CryoPort Inc.	33,358	343
	Granite Construction Inc.	5,368	334
*	Target Hospitality Corp.	27,924	317
	Allient Inc.	11,674	316
*	Bowman Consulting Group Ltd.	9,756	315
	Werner Enterprises Inc.	8,307	312
	LSI Industries Inc.	19,009	302
*	Marqeta Inc. Class A	55,587	296
	GATX Corp.	2,001	276
*	Distribution Solutions Group Inc.	8,108	271
	Patrick Industries Inc.	2,318	266
*	Cantaloupe Inc.	34,659	248
*	Custom Truck One Source Inc.	51,037	243
*	Forrester Research Inc.	10,533	189
*	Global Business Travel Group I	28,968	176
	Karat Packaging Inc.	6,067	173
	Primoris Services Corp.	2,993	164
*	Virgin Galactic Holdings Inc.	182,606	158
	Gorman-Rupp Co.	4,459	154
*	SoundThinking Inc.	8,826	142
*	Performant Financial Corp.	45,937	141
	Preformed Line Products Co.	997	134
*	Paysign Inc.	29,233	132
*	IBEX Holdings Ltd.	8,358	131
*	Thermon Group Holdings Inc.	3,459	117
*,1	PureCycle Technologies Inc.	22,585	117
*	Ispire Technology Inc.	16,027	113
	TTEC Holdings Inc.	17,493	110
*	Blue Bird Corp.	1,836	105
	EVI Industries Inc.	4,956	104
*	CPI Card Group Inc.	3,813	100
*	Luna Innovations Inc.	29,486	98
*	Concrete Pumping Holdings Inc.	13,198	95
*	Iteris Inc.	20,705	94
*	Limbach Holdings Inc.	1,530	87
*,1	Eos Energy Enterprises Inc.	122,210	87
	CompoSecure Inc. Class A	13,710	87

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Eve Holding Inc.	16,574	82
*	American Woodmark Corp.	941	81
*	Cross Country Healthcare Inc.	4,823	73
	First Advantage Corp.	4,465	72
*	374Water Inc.	55,652	71
*	Priority Technology Holdings Inc.	15,369	70
	Hirequest Inc.	4,802	63
*	Hudson Technologies Inc.	6,372	57
	Information Services Group Inc.	17,047	54
*	Evolv Technologies Holdings Inc.	18,981	54
*	SKYX Platforms Corp.	57,144	52
*	UL Solutions Inc. Class A	1,336	52
	Himalaya Shipping Ltd.	4,851	46
*	Redwire Corp.	7,333	38
	Miller Industries Inc.	610	37
*	Sterling Check Corp.	1,910	29
*	FARO Technologies Inc.	1,406	26
*,1	Dragonfly Energy Holdings Corp.	24,840	24
*	Commercial Vehicle Group Inc.	3,261	18
*	Mayville Engineering Co. Inc.	930	15
*	Loar Holdings Inc.	243	14
*	Centuri Holdings Inc.	492	13
*	Proficient Auto Logistics Inc.	841	13
*	PAM Transportation Services Inc.	714	12
*,1	Velo3D Inc.	80,136	12
*	Core Molding Technologies Inc.	515	10
*,1	Amprius Technologies Inc.	4,819	7
*	Babcock & Wilcox Enterprises Inc.	4,896	6
*	Atlanticus Holdings Corp.	219	6
	INNOVATE Corp.	9,350	6
*	Terran Orbital Corp.	4,595	4
*	Workhorse Group Inc.	7,791	2
			263,151
Other (0.0%)[4]
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (1.5%)
	Ryman Hospitality Properties Inc.	52,455	5,511
	St. Joe Co.	30,957	1,752
	Tanger Inc.	44,035	1,222
	Outfront Media Inc.	61,804	893
*	Compass Inc. Class A	218,694	820
	eXp World Holdings Inc.	63,927	717
*	Redfin Corp.	99,145	638
	DigitalBridge Group Inc.	45,811	625
	Phillips Edison & Co. Inc.	18,336	586
	Universal Health Realty Income Trust	11,497	432
	Essential Properties Realty Trust Inc.	15,462	414
	Alexander's Inc.	1,936	411
	CBL & Associates Properties Inc.	18,157	401
	Community Healthcare Trust Inc.	16,120	378
	Saul Centers Inc.	9,663	352
	Marcus & Millichap Inc.	8,203	265
	CareTrust REIT Inc.	9,985	255
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,497	250
	National Health Investors Inc.	3,673	243
	RMR Group Inc. Class A	9,680	228
	NexPoint Residential Trust Inc.	5,934	218
	Four Corners Property Trust Inc.	8,855	216
	UMH Properties Inc.	9,556	144
*	Maui Land & Pineapple Co. Inc.	6,370	131
	Gladstone Commercial Corp.	6,332	91
*	Opendoor Technologies Inc.	25,923	57
	Clipper Realty Inc.	9,363	37
*	Anywhere Real Estate Inc.	9,055	37
			17,324

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
Technology (21.9%)
*	Super Micro Computer Inc.	45,729	35,875
*	MicroStrategy Inc. Class A	13,352	20,355
*	Onto Innovation Inc.	37,719	8,174
*	Fabrinet	33,096	7,928
*	SPS Commerce Inc.	32,988	6,205
*	Rambus Inc.	96,869	5,353
*	Novanta Inc.	32,222	5,225
*	MACOM Technology Solutions Holdings Inc.	49,767	5,033
*	Insight Enterprises Inc.	25,260	4,938
*	Qualys Inc.	33,423	4,700
*	Tenable Holdings Inc.	104,573	4,412
*	Altair Engineering Inc. Class A	49,323	4,307
*	Varonis Systems Inc.	97,657	4,195
*	CommVault Systems Inc.	37,330	4,016
*	Appfolio Inc. Class A	17,262	3,941
	Power Integrations Inc.	51,095	3,884
*	FormFactor Inc.	69,358	3,795
	Advanced Energy Industries Inc.	33,803	3,631
*	Silicon Laboratories Inc.	28,530	3,600
*	Box Inc. Class A	126,722	3,453
*	Workiva Inc.	44,703	3,441
*	Impinj Inc.	20,973	3,433
*	Axcelis Technologies Inc.	29,280	3,294
*	Q2 Holdings Inc.	51,184	3,113
*	Blackbaud Inc.	39,161	3,052
*	Envestnet Inc.	44,995	2,948
*	Credo Technology Group Holding Ltd.	111,623	2,910
*	Alarm.com Holdings Inc.	43,066	2,817
*	Blackline Inc.	51,146	2,441
*	Plexus Corp.	21,813	2,403
*	Diodes Inc.	31,839	2,360
*	Perficient Inc.	30,848	2,287
*	Yelp Inc.	59,896	2,214
*	Cargurus Inc.	86,125	2,085
*	Zeta Global Holdings Corp. Class A	126,128	2,060
*	DigitalOcean Holdings Inc.	55,024	2,039
	Progress Software Corp.	39,693	2,010
*	Rapid7 Inc.	54,468	1,969
*	Sitime Corp.	15,953	1,943
*	Freshworks Inc. Class A	145,523	1,874
*	Braze Inc. Class A	48,047	1,809
*	Agilysys Inc.	18,172	1,735
*,1	C3.ai Inc. Class A	56,559	1,672
	Kulicke & Soffa Industries Inc.	35,019	1,599
*	PagerDuty Inc.	80,254	1,522
*	Verint Systems Inc.	51,059	1,514
	CTS Corp.	27,923	1,479
*	Sprout Social Inc. Class A	43,659	1,425
*	Rogers Corp.	11,445	1,351
*	Everbridge Inc.	37,144	1,291
*	Parsons Corp.	16,923	1,289
*	Intapp Inc.	35,828	1,286
	Clear Secure Inc. Class A	74,748	1,263
*	Ambarella Inc.	21,334	1,243
*	Zuora Inc. Class A	122,217	1,241
*	MaxLinear Inc.	68,526	1,218
*	AvePoint Inc.	133,571	1,205
*	Upwork Inc.	112,453	1,189
	CSG Systems International Inc.	26,661	1,150
*	Sprinklr Inc. Class A	95,010	1,065
*	Schrodinger Inc.	49,212	1,059
*	Appian Corp. Class A	37,022	1,051
*	Model N Inc.	34,754	1,039
*	Jamf Holding Corp.	63,651	1,013
*	Alkami Technology Inc.	36,507	1,001
	Adeia Inc.	84,135	995
*	Asana Inc. Class A	74,967	978
*	PDF Solutions Inc.	27,886	977
	A10 Networks Inc.	63,595	963

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
	Sapiens International Corp. NV	27,667	927
	Shutterstock Inc.	22,273	905
*	PROS Holdings Inc.	28,725	847
*	indie Semiconductor Inc. Class A	126,214	842
*	N-Able Inc.	56,513	754
*	Couchbase Inc.	31,847	722
*	Fastly Inc. Class A	91,657	719
*	TechTarget Inc.	23,265	703
	Simulations Plus Inc.	14,229	686
*	Squarespace Inc. Class A	15,465	680
*	Magnite Inc.	51,486	635
*,1	SoundHound AI Inc. Class A	123,896	626
*	Amplitude Inc. Class A	61,857	552
*	Ziff Davis Inc.	9,499	547
*	BigCommerce Holdings Inc. Series 1	61,724	509
*	Yext Inc.	96,059	485
*	Mitek Systems Inc.	36,786	462
	Hackett Group Inc.	20,614	460
*	OneSpan Inc.	33,265	438
*	SEMrush Holdings Inc. Class A	28,583	436
*	EverQuote Inc. Class A	18,009	430
*	NerdWallet Inc. Class A	30,493	425
*	Grid Dynamics Holdings Inc.	40,889	388
*	NextNav Inc.	46,757	369
*	CEVA Inc.	18,397	367
*	Grindr Inc.	36,920	351
*	Cleanspark Inc.	21,579	347
*	Digimarc Corp.	12,701	341
*	Enfusion Inc. Class A	35,635	335
*,1	Applied Digital Corp.	78,966	334
*	Eventbrite Inc. Class A	62,548	312
*	Mediaalpha Inc. Class A	17,074	304
*	Innodata Inc.	23,564	297
	NVE Corp.	3,792	294
*	MeridianLink Inc.	15,683	291
*	Aehr Test Systems	24,649	284
*	Synaptics Inc.	2,879	270
*	Weave Communications Inc.	31,052	269
*	Planet Labs PBC	141,437	263
*	Olo Inc. Class A	53,121	243
	American Software Inc. Class A	22,852	234
*	Thoughtworks Holding Inc.	83,254	230
*	SMART Global Holdings Inc.	10,169	209
*	Red Violet Inc.	9,975	209
*,1	MicroVision Inc.	169,528	200
*	Domo Inc. Class B	29,419	196
*	Nextdoor Holdings Inc.	80,646	195
*,1	IonQ Inc.	23,288	190
*	Consensus Cloud Solutions Inc.	9,742	184
*	Sanmina Corp.	2,559	175
*	EverCommerce Inc.	16,342	157
*	ACM Research Inc. Class A	7,057	152
*	PubMatic Inc. Class A	6,677	146
*	Transphorm Inc.	26,963	129
*	Viant Technology Inc. Class A	13,347	127
*	SkyWater Technology Inc.	16,724	126
*	Rimini Street Inc.	46,017	118
*	eGain Corp.	18,943	117
*	Kimball Electronics Inc.	5,083	117
*	inTEST Corp.	10,593	106
*	Vivid Seats Inc. Class A	20,559	104
*	Bandwidth Inc. Class A	4,960	100
*	ePlus Inc.	1,337	100
*	CoreCard Corp.	6,647	93
*	PAR Technology Corp.	1,862	83
*	Tucows Inc. Class A	3,569	81
*	Expensify Inc. Class A	50,543	76
*	Definitive Healthcare Corp.	14,095	75
*,1	Veritone Inc.	23,653	70
*	Vimeo Inc.	18,001	70

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*,1	BigBear.ai Holdings Inc.	45,876	69
*	Navitas Semiconductor Corp.	15,748	62
*	Atomera Inc.	14,539	61
*	Xometry Inc. Class A	3,433	53
*	LivePerson Inc.	70,479	48
*	Digital Turbine Inc.	22,617	43
*	Reddit Inc. Class A	629	34
*,1	Astera Labs Inc.	490	32
*	Bit Digital Inc.	12,521	31
*	Rubrik Inc. Class A	984	30
*	Asure Software Inc.	3,855	29
*	FiscalNote Holdings Inc.	11,293	14
*	Cipher Mining Inc.	2,702	10
*	Silvaco Group Inc.	420	8
*	Ibotta Inc. Class A	72	7
*	CXApp Inc.	1,751	4
*	Presto Automation Inc.	2,867	—
			254,488
Telecommunications (1.3%)
	InterDigital Inc.	23,134	2,634
*	Calix Inc.	53,011	1,893
	Cogent Communications Holdings Inc.	24,763	1,466
*	Extreme Networks Inc.	113,496	1,265
*	Viavi Solutions Inc.	164,217	1,235
*	Harmonic Inc.	99,163	1,213
*	Infinera Corp.	178,729	1,022
*,1	AST SpaceMobile Inc.	103,822	859
*	Digi International Inc.	28,322	690
*	Globalstar Inc.	567,539	619
*	Clearfield Inc.	11,585	443
	IDT Corp. Class B	10,599	430
*	Anterix Inc.	10,528	354
*,1	Lightwave Logic Inc.	104,758	323
*	8x8 Inc.	111,546	305
*	CommScope Holding Co. Inc.	186,440	268
*	Ooma Inc.	21,746	188
*	Kaltura Inc.	78,922	83
*	Gogo Inc.	5,417	57
	Bel Fuse Inc. Class B	720	49
*	Cambium Networks Corp.	11,106	36
*	Consolidated Communications Holdings Inc.	7,046	31
*,1	Akoustis Technologies Inc.	83,540	18
			15,481
Utilities (1.7%)
*	Casella Waste Systems Inc. Class A	50,719	5,102
	American States Water Co.	33,322	2,452
	Ormat Technologies Inc. (XNYS)	31,169	2,350
	New Jersey Resources Corp.	45,852	1,993
	Chesapeake Utilities Corp.	12,702	1,423
	MGE Energy Inc.	16,697	1,338
	Middlesex Water Co.	15,737	848
	California Water Service Group	16,538	825
	York Water Co.	12,783	474
*,1	NuScale Power Corp.	50,588	442
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	11,558	398
	PNM Resources Inc.	8,122	311
*	Sunnova Energy International Inc.	46,408	242
	Excelerate Energy Inc. Class A	12,579	224
	Unitil Corp.	4,102	219
	Artesian Resources Corp. Class A	5,936	213
*	Pure Cycle Corp.	18,650	174
	Genie Energy Ltd. Class B	9,217	141
	Global Water Resources Inc.	10,389	134
*	Cadiz Inc.	35,964	109
	Consolidated Water Co. Ltd.	3,802	103
*,1	Vertex Energy Inc.	57,880	65
	Aris Water Solutions Inc. Class A	1,816	28

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
	RGC Resources Inc.	483	10
			19,618
Total Common Stocks (Cost $953,645)			1,163,265
Rights (0.0%)
*	Pulse Biosciences Inc. (Cost $—)	3,701	4
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[5,6]	Vanguard Market Liquidity Fund, 5.397% (Cost $13,286)	132,916	13,290
Total Investments (101.0%) (Cost $966,931)			1,176,559
Other Assets and Liabilities—Net (-1.0%)			(12,038)
Net Assets (100%)			1,164,521
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,773,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $8,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $12,971,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	14	1,453	(19)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Russell 2000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,162,322	8	935	1,163,265
Rights	4	—	—	4
Temporary Cash Investments	13,290	—	—	13,290
Total	1,175,616	8	935	1,176,559
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	19	—	—	19
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.